Basis of Presentation - Operating Vessels (Table) (Details)	12 Months Ended
Dec. 31, 2012
Aegean Tulip
Vessel details
Year Built	1993
Size (dwt)	4,853
Date Acquired	May 20, 2004
Aegean X
Vessel details
Year Built	1982
Size (dwt)	6,400
Date Acquired	Aug. 31, 2004
Aegean XI
Vessel details
Year Built	1984
Size (dwt)	11,050
Date Acquired	May 03, 2006
Aegean Princess
Vessel details
Year Built	1991
Size (dwt)	7,030
Date Acquired	May 25, 2007
Milos
Vessel details
Year Built	2007
Size (dwt)	4,626
Date Acquired	Jun. 29, 2007
Serifos
Vessel details
Year Built	2007
Size (dwt)	4,664
Date Acquired	Nov. 20, 2007
Leader
Vessel details
Year Built	1985
Size (dwt)	83,890
Date Acquired	Sep. 21, 2007
Kithnos
Vessel details
Year Built	2007
Size (dwt)	4,626
Date Acquired	Nov. 30, 2007
Mykonos
Vessel details
Year Built	2008
Size (dwt)	4,626
Date Acquired	Jun. 25, 2008
PT25
Vessel details
Year Built	1988
Size (dwt)	2,560
Date Acquired	Jul. 01, 2008
Santorini
Vessel details
Year Built	2008
Size (dwt)	4,629
Date Acquired	Sep. 26, 2008
Patmos
Vessel details
Year Built	2008
Size (dwt)	6,262
Date Acquired	Nov. 18, 2008
Paros
Vessel details
Year Built	2008
Size (dwt)	4,629
Date Acquired	Nov. 25, 2008
Kimolos
Vessel details
Year Built	2008
Size (dwt)	4,664
Date Acquired	Mar. 04, 2008
Syros
Vessel details
Year Built	2008
Size (dwt)	4,596
Date Acquired	Apr. 21, 2008
Aegean Champion
Vessel details
Year Built	1991
Size (dwt)	23,400
Date Acquired	Apr. 30, 2009
Kerkyra
Vessel details
Year Built	2009
Size (dwt)	6,290
Date Acquired	Jul. 29, 2009
Kalymnos
Vessel details
Year Built	2009
Size (dwt)	6,283
Date Acquired	Feb. 20, 2009
Paxoi
Vessel details
Year Built	2009
Size (dwt)	6,310
Date Acquired	Nov. 20, 2009
Ithaki
Vessel details
Year Built	2009
Size (dwt)	6,272
Date Acquired	Sep. 01, 2009
Naxos
Vessel details
Year Built	2009
Size (dwt)	4,626
Date Acquired	Jan. 07, 2009
Kefalonia
Vessel details
Year Built	2009
Size (dwt)	6,272
Date Acquired	Oct. 15, 2009
PT22
Vessel details
Year Built	2001
Size (dwt)	2,315
Date Acquired	May 29, 2009
Lefkas
Vessel details
Year Built	2010
Size (dwt)	6,321
Date Acquired	Mar. 16, 2010
Andros
Vessel details
Year Built	2010
Size (dwt)	4,605
Date Acquired	Feb. 05, 2010
Zakynthos
Vessel details
Year Built	2010
Size (dwt)	6,303
Date Acquired	Jan. 20, 2010
Aeolos
Vessel details
Year Built	1990
Size (dwt)	84,040
Date Acquired	May 07, 2010
Kythira
Vessel details
Year Built	2010
Size (dwt)	6,314
Date Acquired	Apr. 30, 2010
Dilos
Vessel details
Year Built	2010
Size (dwt)	4,593
Date Acquired	May 05, 2010
Nisyros
Vessel details
Year Built	2010
Size (dwt)	6,312
Date Acquired	Jun. 01, 2010
Leros
Vessel details
Year Built	2010
Size (dwt)	6,311
Date Acquired	Sep. 03, 2010
Kassos
Vessel details
Year Built	2010
Size (dwt)	6,256
Date Acquired	Oct. 29, 2010
Tilos
Vessel details
Year Built	2011
Size (dwt)	6,263
Date Acquired	Mar. 28, 2011
Anafi
Vessel details
Year Built	2011
Size (dwt)	4,584
Date Acquired	Apr. 06, 2011
Halki
Vessel details
Year Built	2011
Size (dwt)	6,256
Date Acquired	Jul. 28, 2011
Sikinos
Vessel details
Year Built	2011
Size (dwt)	4,595
Date Acquired	Aug. 11, 2011
Symi
Vessel details
Year Built	2012
Size (dwt)	6,256
Date Acquired	Apr. 11, 2012